UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Hesse
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Title:    Compliance Office
         -------------------------------
Phone:    201-782-3321
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Signature, Place, and Date of Signing:

         /s/ William Hesse            Woodcliff Lake, NJ   July 9, 2007
   -------------------------------    ------------------   ---------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  12
                                        --------------------

Form 13F Information Table Value Total:  98,699
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
AMER INTL GROUP INC        COM      026874107   26,611   380,000   SH           SOLE                  380,000
CISCO SYS INC              COM      17275R102   22,280   800,000   SH           SOLE                  800,000
CMGI INC                   COM      125750109    3,237 1,660,000   SH           SOLE                1,660,000
HELMERICH & PAYNE          COM      423452101    7,084   200,000   SH           SOLE                  200,000
HERCULES OFFSHORE          COM      427093109    6,476   200,000   SH           SOLE                  200,000
INFOSPACE INC              COM      45678T201      882    38,000   SH           SOLE                   38,000
INTUIT INC                 COM      461202103    4,211   140,000   SH           SOLE                  140,000
PFIZER INC                 COM      717081103    5,114   200,000   SH           SOLE                  200,000
ROWAN COS INC              COM      779382100    6,926   169,000   SH           SOLE                  169,000
SANDISK CORP               COM      80004C101    4,894   100,000   SH           SOLE                  100,000
VERTEX PHARMACEUTCLS       COM      92532F100    5,769   202,000   SH           SOLE                  202,000
VIRGIN MEDIA INC           COM      92769L101    5,215   214,000   SH           SOLE                  214,000